Expenses by nature	12 Months Ended
Dec. 31, 2019
Expenses by nature
Expenses by nature

6            Expenses by nature

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 7)	563,548	737,399	1,480,826
Technology service fee	260,052	614,311	858,946
Amortization of intangible assets	230,906	260,088	332,470
Business origination fee	187,628	224,405	291,883
Outsourcing labor costs	27,976	131,198	276,301
Depreciation of property and equipment	56,648	93,939	127,386
Travelling expenses	24,929	50,207	89,195
Telecommunication expenses	29,590	78,175	85,918
Professional service fee	16,620	60,782	72,135
Marketing and advertising fee	46,183	74,013	47,014
Purchase cost of products	—	9,188	46,070
Others	53,995	112,067	201,293
Total cost of revenue, research and development expenses, selling and marketing expenses, general and administrative expenses	1,498,075	2,445,772	3,909,437

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Research and development costs
—Employee benefit expenses	254,665	397,488	610,063
—Technology service fee	248,306	375,085	448,902
—Amortization of intangible assets	33,082	33,082	20,311
—Depreciation of property and equipment	1,083	6,025	12,687
—Others	90	9,761	55,727
Amounts incurred	537,226	821,441	1,147,690

Less: capitalized
—Employee benefit expenses	—	(219,195)	(116,801)
—Technology service fee	—	(142,995)	(63,260)
—Others	—	(70)	(11,534)
	—	(362,260)	(191,595)
	537,226	459,181	956,095